CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (6,332)	$ (2,211)
Other comprehensive income (loss) before tax:
Foreign currency translation adjustments	58	146
Change in unrealized gain (loss) on hedging instruments, net	(1,330)	598
Comprehensive loss	$ (7,604)	$ (1,467)